Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tax-Managed Value Portfolio
Entity Central Index Key	0001140883
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000014305
Shareholder Report [Line Items]
Fund Name	Tax-Managed Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Managed Value Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php an selecting Eaton Vance Tax-Managed Value Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Value Portfolio	$79	0.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ An overweight position in Zebra Technologies Corp., a mobile computer technology company, aided returns as demand rose for its scanning and tracking devices

↑ An overweight position in Westinghouse Air Brake Technologies Corp., a supplier to railroads worldwide, increased in value as profit margins improved

↑ An overweight position in PNC Financial Services Group helped returns as its stock price rose on higher-than-anticipated fee income and robust interest income

↑ Among sectors, stock selections in the information technology, health care, and consumer discretionary sectors contributed to performance relative to the Index

↓ An overweight position in beer, wine, and spirits maker Constellation Brands Inc. hurt returns as beer sales were mixed and its wine business underperformed

↓ An overweight position in pharmaceutical firm Merck & Co. Inc. performed weakly on concerns about its new drug pipeline and slowing sales of existing products

↓ An overweight position in energy developer and oil producer ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ Among sectors, stock selections in the energy, consumer staples, and real estate sectors detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Tax-Managed Value Portfolio	Russell 3000® Index	Russell 1000® Value Index
10/14	$10,000	$10,000	$10,000
11/14	$10,076	$10,242	$10,205
12/14	$10,161	$10,242	$10,267
1/15	$9,902	$9,957	$9,857
2/15	$10,306	$10,534	$10,334
3/15	$10,196	$10,427	$10,193
4/15	$10,218	$10,474	$10,289
5/15	$10,354	$10,619	$10,412
6/15	$10,121	$10,441	$10,204
7/15	$10,253	$10,616	$10,249
8/15	$9,651	$9,975	$9,639
9/15	$9,423	$9,684	$9,348
10/15	$10,117	$10,449	$10,053
11/15	$10,161	$10,507	$10,091
12/15	$10,028	$10,291	$9,874
1/16	$9,530	$9,711	$9,364
2/16	$9,362	$9,707	$9,362
3/16	$9,937	$10,391	$10,036
4/16	$10,038	$10,455	$10,247
5/16	$10,148	$10,642	$10,406
6/16	$10,191	$10,664	$10,496
7/16	$10,368	$11,087	$10,801
8/16	$10,387	$11,116	$10,884
9/16	$10,291	$11,133	$10,861
10/16	$10,124	$10,892	$10,693
11/16	$10,579	$11,380	$11,304
12/16	$10,960	$11,602	$11,587
1/17	$11,023	$11,820	$11,669
2/17	$11,363	$12,260	$12,089
3/17	$11,213	$12,268	$11,965
4/17	$11,281	$12,398	$11,943
5/17	$11,305	$12,525	$11,931
6/17	$11,514	$12,638	$12,126
7/17	$11,625	$12,876	$12,287
8/17	$11,567	$12,901	$12,144
9/17	$11,946	$13,216	$12,504
10/17	$12,218	$13,504	$12,595
11/17	$12,674	$13,914	$12,980
12/17	$12,927	$14,053	$13,170
1/18	$13,492	$14,794	$13,679
2/18	$12,897	$14,249	$13,026
3/18	$12,686	$13,963	$12,797
4/18	$12,848	$14,016	$12,839
5/18	$13,000	$14,412	$12,915
6/18	$13,035	$14,506	$12,947
7/18	$13,634	$14,987	$13,460
8/18	$13,890	$15,514	$13,659
9/18	$13,978	$15,539	$13,686
10/18	$13,226	$14,395	$12,977
11/18	$13,437	$14,683	$13,364
12/18	$12,189	$13,317	$12,081
1/19	$13,024	$14,460	$13,021
2/19	$13,514	$14,968	$13,437
3/19	$13,754	$15,187	$13,523
4/19	$14,229	$15,793	$14,003
5/19	$13,389	$14,771	$13,102
6/19	$14,259	$15,809	$14,043
7/19	$14,469	$16,044	$14,159
8/19	$14,279	$15,717	$13,743
9/19	$14,649	$15,993	$14,233
10/19	$14,894	$16,337	$14,432
11/19	$15,414	$16,958	$14,878
12/19	$15,853	$17,447	$15,288
1/20	$15,599	$17,428	$14,959
2/20	$14,058	$16,002	$13,510
3/20	$11,746	$13,801	$11,201
4/20	$13,044	$15,629	$12,460
5/20	$13,627	$16,465	$12,887
6/20	$13,556	$16,841	$12,802
7/20	$14,012	$17,797	$13,308
8/20	$14,732	$19,087	$13,858
9/20	$14,362	$18,392	$13,518
10/20	$14,235	$17,995	$13,340
11/20	$15,959	$20,184	$15,135
12/20	$16,589	$21,092	$15,715
1/21	$16,362	$20,998	$15,571
2/21	$17,232	$21,654	$16,512
3/21	$18,061	$22,431	$17,484
4/21	$18,854	$23,587	$18,183
5/21	$19,091	$23,695	$18,607
6/21	$19,034	$24,279	$18,394
7/21	$19,333	$24,689	$18,541
8/21	$19,899	$25,393	$18,909
9/21	$19,122	$24,254	$18,251
10/21	$20,414	$25,894	$19,178
11/21	$19,858	$25,500	$18,502
12/21	$20,938	$26,504	$19,669
1/22	$20,333	$24,945	$19,211
2/22	$19,949	$24,317	$18,988
3/22	$20,198	$25,105	$19,524
4/22	$18,886	$22,852	$18,423
5/22	$19,366	$22,822	$18,781
6/22	$17,919	$20,912	$17,140
7/22	$19,091	$22,874	$18,276
8/22	$18,270	$22,021	$17,732
9/22	$16,866	$19,979	$16,177
10/22	$18,637	$21,617	$17,836
11/22	$19,804	$22,745	$18,950
12/22	$18,941	$21,414	$18,186
1/23	$19,837	$22,888	$19,129
2/23	$19,140	$22,353	$18,454
3/23	$18,891	$22,951	$18,369
4/23	$19,345	$23,196	$18,646
5/23	$18,514	$23,286	$17,927
6/23	$19,500	$24,876	$19,118
7/23	$20,258	$25,768	$19,790
8/23	$19,754	$25,270	$19,256
9/23	$18,913	$24,067	$18,513
10/23	$18,249	$23,429	$17,860
11/23	$19,605	$25,613	$19,207
12/23	$20,771	$26,972	$20,271
1/24	$20,713	$27,271	$20,292
2/24	$21,659	$28,747	$21,041
3/24	$22,874	$29,674	$22,092
4/24	$22,272	$28,369	$21,149
5/24	$23,051	$29,709	$21,819
6/24	$22,977	$30,629	$21,614
7/24	$23,555	$31,198	$22,719
8/24	$24,123	$31,877	$23,328
9/24	$24,489	$32,537	$23,652
10/24	$24,089	$32,298	$23,392

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Tax-Managed Value Portfolio	32.27%	10.08%	9.18%
Russell 3000®IndexFootnote Reference1	37.86%	14.59%	12.43%
Russell 1000® Value Index	30.98%	10.13%	8.86%

AssetsNet	$ 1,031,986,847
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 6,174,017
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,031,986,847
# of Portfolio Holdings	68
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$6,174,017

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	4.2%
Communication Services	4.5%
Real Estate	4.8%
Consumer Staples	5.3%
Energy	5.5%
Consumer Discretionary	6.2%
Utilities	6.4%
Information Technology	8.2%
Industrials	15.3%
Health Care	16.2%
Financials	21.9%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.6%
Home Depot, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	2.7%
Ingersoll Rand, Inc.	2.7%
Chevron Corp.	2.6%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.6%
Charles Schwab Corp.	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Total	28.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122